Going Concern and impact of COVID-19 pandemic (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Going Concern and impact of COVID-19 pandemic
Incurred recurring operating losses including net losses	¥ 83,000		¥ 166,500	¥ 101,900
Net cash used in operating activities	(74,892)	$ (10,550)	(109,679)	(92,255)
Accumulated deficit	1,233,106		1,150,135		$ 173,679
Working capital deficit	24,800
Cash and cash equivalents	¥ 9,600		¥ 69,895	¥ 63,461	$ 1,347	$ 9,845	¥ 109,916